Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total Assets	$ 3,636.5	$ 3,396.5
Total liabilities	785.0	701.2
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Total Assets	1,652.8	1,595.8
Total liabilities	275.8	264.6
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Total Assets	420.9	411.3
Total liabilities	120.1	102.6
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Total Assets	995.0	921.4
Total liabilities	301.1	269.4
Operating segments [member] | Kirazli Segment [Member]
Disclosure of operating segments [line items]
Total Assets	152.6	147.5
Total liabilities	15.6	14.9
Corporate and other [Member]
Disclosure of operating segments [line items]
Total Assets	415.2	320.5
Total liabilities	$ 72.4	$ 49.7